SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation
Organization, Consolidation and Presentation
Watsco, Inc. (collectively with its subsidiaries, “Watsco,” the “Company,” “we,” “us,” or “our”) was incorporated in Florida in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry in North America. At December 31, 2024, we operated from 690 locations in 43 U.S. states, Canada, Mexico, and Puerto Rico with additional market coverage on an export basis to portions of Latin America and the Caribbean.
The consolidated financial statements include (i) the accounts of Watsco and its wholly owned subsidiaries, (ii) the accounts of five
 U.S. joint ventures and their subsidiaries with Carrier Global Corporation, which we refer to as Carrier, in which we have an 80% controlling interest and Carrier has a 20% non-controlling interest, (iii) the accounts of a Canadian joint venture with Carrier, in which we have a
60
% controlling interest and Carrier has a
40
%
non-controlling
interest, and (iv) a 38.4% investment in Russell Sigler, Inc. (“RSI”), owned by one of the Carrier joint ventures that is accounted for under the equity method of accounting. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss, net in our consolidated balance sheets. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss, net in our consolidated balance sheets. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings primarily within cost of sales in our consolidated statements of income.
Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings primarily within selling, general and administrative expenses in our consolidated statements of income.

Short Term Cash Investments.	Short-Term Cash Investments Short-term cash investments consist of certificates of deposit that have varying maturities through March 2025.
Equity Method Investments
Equity Method Investments
Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in investment in unconsolidated entity in our consolidated balance sheets. Under this method of accounting, our proportionate share of the net income or loss of the investee is included in other income in our consolidated statements of income. The excess, if any, of the carrying amount of our investment over our ownership percentage in the underlying net assets of the investee is attributed to certain fair value adjustments with the remaining portion recognized as goodwill.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, net realizable value adjustments to inventories, income taxes, reserves related to loss contingencies and the valuation of goodwill, indefinite-lived intangible assets, and long-lived assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents	Cash Equivalents All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable primarily consist of trade receivables due from customers and are stated at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make the required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer’s account, past transactions with customers, creditworthiness of specific customers, historical trends, and other information, including potential impacts of business and economic conditions. Upon determination that an account is uncollectible, the receivable balance is written off. At December 31, 2024 and 2023, the allowance for doubtful accounts totaled $15,807 and $21,528, respectively.

Inventories
Inventories
Inventories consist of air conditioning, heating and refrigeration equipment, and related parts and supplies and are valued at the lower of cost using the first-in,
first-out
and weighted-average cost basis methods, or net realizable value. As part of the valuation process, inventories are adjusted to reflect excess, slow-moving, and damaged inventories at their estimated net realizable value. Inventory policies are reviewed periodically, reflecting current risks, trends, and changes in industry conditions. A reserve for estimated inventory shrinkage is maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates
Vendor Rebates
We have arrangements with several vendors that provide rebates payable to us when we achieve defined measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate rebates based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise our estimates of earned vendor rebates based on actual purchase levels. At December 31, 2024 and 2023, we had $19,171 and $18,688, respectively, of rebates recorded as a reduction of inventories. Substantially all vendor rebate receivables are collected within three months following the end of the year. Vendor rebates that are earned based on products sold are credited directly to cost of sales in our consolidated statements of income.

Purchase Discounts
Purchase Discounts
We also have vendors that offer a cash discount when we pay their invoice within a specified period of time. We account for such cash discounts as a reduction of inventories until we sell the product at which time such cash discounts are reflected as a reduction of cost of sales in our consolidated statements of income. At December 31, 2024 and 2023, we had $14,824 and $22,628, respectively, of cash discounts recorded as a reduction of inventories.

Pricing Claim Advances
Pricing Claim Advances
We have arrangements with certain suppliers that invoice us based on a list price rather than on our net buy cost for specific inventory. Because our average holding period for inventory is approximately 90 days, these suppliers provide the differential between the list price and our net buy cost
through a pricing claim advance, which represents price adjustments for products that are still on hand in inventory. At December 31, 2024, $85,301 was recorded as a reduction of inventories related to pricing claim advances, of which $60,234 was provided by Carrier and its affiliates. At December 31, 2023, $85,913 was recorded as a reduction of inventories related to pricing claim advances, of which $63,546 was provided by Carrier and its affiliates.

Equity Securities
Equity Securities
Investments in equity securities are recorded at fair value using the specific identification method and are included in other assets in our consolidated balance sheets. Changes in the fair value of equity securities and dividend income are recognized in our consolidated statements of income.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from
3-40
years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Machinery, vehicles, and equipment are depreciated over estimated useful lives ranging from
3-10
years. Computer hardware and software are depreciated over estimated useful lives ranging from
3-10
years. Furniture and fixtures are depreciated over estimated useful lives ranging from
5-7
years.

Operating and Finance Leases
Operating and Finance Leases
We have operating leases for real property, vehicles and equipment, and finance leases primarily for vehicles. Operating leases are included in operating lease right-of-use
(“ROU”) assets, current portion of lease liabilities, and operating lease liabilities, net of current portion in our consolidated balance sheets. Finance leases are not considered material to our consolidated balance sheets or consolidated statements of income. Finance lease ROU assets
at December 31, 2024 and 2023, of $20,972 and $16,328, respectively, are included in property and equipment, net in our consolidated balance sheets. Finance lease liabilities at December 31, 2024 and 2023, of $21,770 and $16,892
, respectively, are included in current portion of lease liabilities and finance lease liabilities, net of current portion in our consolidated balance sheets.
ROU assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the applicable commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement dates of the respective leases in determining the present value of the applicable lease payments.
Operating lease ROU assets also include any lease
pre-payments
made and exclude lease incentives. Certain of our leases include variable payments, which are excluded from lease ROU assets and lease liabilities and expensed as incurred. Our leases have remaining lease terms of
1-10
years, some of which include options to extend the leases for up to five years. The exercise of lease renewal options is at our sole discretion, and our lease ROU assets and liabilities reflect only the options we are reasonably certain that we will exercise. Certain real property lease agreements have lease and non-lease
components, which are generally accounted for as a single lease component. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease payments for short-term leases, which are 12 months or less without a purchase option that is likely to be exercised, are recognized as lease cost on a straight-line basis over the lease term.
Practical Expedients
We elected the practical expedients related to short-term leases and separating lease components from non-lease
components for all underlying asset classes.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is recorded when the purchase price paid for an acquisition of a business exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment annually or more frequently when an event occurs, or circumstances change that indicate that the carrying value may not be recoverable. We test goodwill for impairment by comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, an impairment charge would be recognized. On January 1, 2025, we performed our annual evaluation of goodwill impairment and determined that the estimated fair value of our reporting unit exceeded its carrying value.
Intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships, and patented and unpatented technology. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our impairment tests annually and have determined there was no impairment for any of the periods presented. There were no events or circumstances identified from the date of our assessment that would require an update to our annual impairment tests.

Long-Lived Assets
Long-Lived Assets
Long-lived assets, other than goodwill and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. We measure the impairment loss based on projected discounted cash flows using a discount rate reflecting the average cost of funds as compared to the asset’s carrying value. For the years ended December 31, 2024 and 2023, there were no such events or circumstances.

Fair Value Measurements
Fair Value Measurements
We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition
Revenue Recognition
Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment, and related parts and supplies. We generate our revenue primarily from the sale of finished products to customers; therefore, the significant majority of our contracts are short-term in nature and have only a single performance obligation to deliver products. The performance obligation under such contracts is satisfied when we transfer control of the product to the customer. Some contracts contain a combination of product sales and services, the latter of which is distinct and accounted for as a separate performance obligation. We satisfy our performance obligations for services when we render the services within the agreed-upon service period. Total service revenue is not material and accounted for less than 1% of our consolidated revenues for all periods presented.
Revenue is recognized when control transfers to our customers when products are picked up, or via shipment of products or delivery of services. We measure revenue as the amount of consideration we expect to be entitled to receive in exchange for those goods or services, net of any variable considerations (e.g., rights to return product, sales incentives, others) and any taxes collected from customers and subsequently remitted to governmental authorities. Revenue for shipping and handling charges is recognized when products are delivered to the customer.
Product Returns
We estimate product returns based on historical experience and record them on a gross basis on our balance sheets. Substantially all customer returns relate to products that are returned under manufacturers’ warranty obligations. Accrued sales returns at December 31, 2024 and 2023 of $21,293 and $21,392, respectively, were included in accrued expenses and other current liabilities in our consolidated balance sheets.
Sales Incentives
We estimate sales incentives expected to be paid over the terms of the programs based on the most likely amounts. Sales incentives are accounted for as a reduction in the transaction price and are generally paid on an annual basis.
Practical Expedients
We generally expense sales commissions when incurred because the amortization period is one year or less. These costs are recorded within selling, general and administrative expenses. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2024, 2023, and 2022, were $25,337, $28,236, and $25,884, respectively.
Shipping and Handling
Shipping and Handling
Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products are included in selling, general and administrative expenses. Shipping and handling costs for the years ended December 31, 2024, 2023 and 2022, were $84,762, $82,600, and $86,620, respectively.

Share-Based Compensation
Share-Based Compensation
The fair value of stock option and restricted stock awards are expensed net of estimated forfeitures on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Tax benefits resulting from tax deductions in excess of share-based compensation expense are recognized in our provision for income taxes in our consolidated statements of income.

Income Taxes
Income Taxes
We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards, and valuation allowances required for tax assets that may not be realizable in the future.
We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share
Earnings per Share
We compute earnings per share using the
two-class
method. The
two-class
method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our restricted stock are considered participating securities because these awards contain a non-forfeitable
right to dividends irrespective of whether the awards ultimately vest. Under the two-class
method, earnings per common share for our common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of common stock outstanding for the period. In applying the two-class
method, undistributed earnings are allocated to common stock and participating securities based on the weighted-average shares outstanding during the period.

Diluted earnings per share reflects the dilutive effect of potentia
l co
mmon shares from stock options. The dilutive effect of outstanding stock options is computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of stock options, would be used to purchase common stock at the average market price for the period. The assumed proceeds include the purchase price the optionee pays, the windfall tax benefit that we receive upon assumed exercise, and the unrecognized compensation expense at the end of each period.

Derivative Instruments and Hedging Activity
Derivative Instruments and Hedging Activity
We have used derivative instruments, including forward and option contracts and swaps, to manage our exposure to fluctuations in foreign currency exchange rates and interest rates. The use of these derivative instruments modifies the exposure of these risks with the intent to reduce the risk or cost to us. We use derivative instruments as risk management tools and not for trading purposes. All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. Cash flows from derivative instruments are classified in the consolidated statements of cash flows in the same category as the cash flows from the items subject to the designated hedge or undesignated (economic) hedge relationships. The hedging designation may be classified as one of the following:
No Hedging Designation.
The gain or loss on a derivative instrument not designated as an accounting hedging instrument is recognized in earnings within selling, general and administrative expenses.
Cash Flow Hedge.
A hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability is considered a cash flow hedge. The effective portion of the change in the fair value of a derivative that is designated as a cash flow hedge is recorded in other comprehensive income (loss) and reclassified to earnings as a component of cost of sales in the period for which the hedged transaction affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings.
Fair Value Hedge.
A hedge of a recognized asset or liability or an unrecognized firm commitment is considered a fair value hedge. Fair value hedges, both the effective and ineffective portions of the changes in the fair value of the derivative, along with the gain or loss on the hedged item that is attributable to the hedged risk, are recorded in earnings.
See Note 16 for additional information pertaining to derivative instruments.

Loss Contingencies
Loss Contingencies
Accruals are recorded for various contingencies including self-insurance, legal proceedings, environmental matters, and other claims that arise in the normal course of business. The estimation process contains uncertainty because accruals are based on judgment, the probability of losses and, where applicable, the consideration of opinions of external legal counsel and actuarially determined estimates. Additionally, we record receivables from third party insurers when recovery has been determined to be probable.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
Segment Reporting
In September 2023, the Financial Accounting Standards Board (“FASB”) issued guidance that enhances segment reporting primarily by expanding the disclosures about significant segment expenses. Under the new standard, an entity will be required to disclose significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), how the CODM assesses segment performance and decides how to allocate resources, the title and position of the CODM, and certain other disclosures. The adoption of this guidance on January 1, 2024 did not have a material impact on our consolidated financial statements. See Note 20.

Recently Issued Accounting Standards Not Yet Adopted
Recently Issued Accounting Standards Not Yet Adopted
Income Taxes
In December 2023, the FASB issued guidance that enhances annual income tax disclosures primarily by disaggregating the existing disclosures related to the effective tax rate reconciliation and income taxes paid. Under the new guidance, an entity will be required to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. An entity will also be required to disclose the amount of income taxes paid disaggregated by federal, state, and foreign, and by individual jurisdictions equal to or greater than five percent of total income taxes paid. This guidance is effective prospectively and is effective for annual periods beginning after December 15, 2024. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.
Expense Disaggregation
In November 2024, the FASB issued guidance that requires entities to disclose additional information about certain expenses in the notes to the financial statements. This guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. We are evaluating the impact of adopting this new guidance on our consolidated financial statements.